Commitments and Contingencies - Summary of Future Operating Lease Liability (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
OKS Building Six Hundred By Seven Hundred And OKS Sub Lease Agreement After Amendment One [Member]
Lessee Operating Lease Liability Maturity [Line Items]
2023	$ 2,621
Less: effect of discounting	(92)
Total lease liability	2,529
Cummings Park Sublease [Member]
Lessee Operating Lease Liability Maturity [Line Items]
2023	411
2024	212
Total remaining minimum lease payments	623
Less: effect of discounting	(22)
Total lease liability	$ 601